UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 03386 )

Exact name of registrant as specified in charter: Putnam Health Sciences Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

Item 1. Schedule of Investments:

Putnam Health Sciences Trust
The fund's portfolio
5/31/07 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Biotechnology (19.2%)
Amgen, Inc. (NON)	2,125,100	$119,706,883
Amylin Pharmaceuticals, Inc. (NON) (S)	607,400	28,092,250
Basilea Pharmaceutica AG (Switzerland) (NON)	9,000	2,053,469
Basilea Pharmaceutical 144A (Switzerland) (NON)	45,000	10,267,347
Biogen Idec, Inc. (NON)	1,220,300	63,724,066
Genentech, Inc. (NON) (S)	1,324,500	105,655,365
Genzyme Corp. (NON)	587,400	37,899,048
Idenix Pharmaceuticals, Inc. (NON) (S)	611,035	4,527,769
MedImmune, Inc. (NON)	843,600	48,827,568
		420,753,765

Health Care Services (16.0%)
Aetna, Inc.	658,000	34,827,940
Cardinal Health, Inc.	816,060	59,131,708
Charles River Laboratories International, Inc. (NON)
(S)	399,200	21,225,464
CIGNA Corp.	184,700	30,961,261
Community Health Systems, Inc. (NON)	715,300	27,267,236
Coventry Health Care, Inc. (NON)	402,900	24,041,043
Express Scripts, Inc. (NON) (S)	197,700	20,185,170
Health Management Associates, Inc. Class A	2,355,500	25,910,500
Medco Health Solutions, Inc. (NON)	339,200	26,376,192
Omnicare, Inc. (S)	818,100	30,613,302
WellPoint, Inc. (NON)	610,900	49,733,369
		350,273,185

Medical Technology (20.3%)
Baxter International, Inc.	827,900	47,057,836
Becton, Dickinson and Co.	610,400	46,543,000
Boston Scientific Corp. (NON)	4,010,200	62,839,834
Edwards Lifesciences Corp. (NON) (S)	124,535	6,251,657
Hospira, Inc. (NON)	802,792	31,983,233
Medtronic, Inc.	1,967,400	104,606,658
Nobel Biocare Holding AG (Switzerland)	159,910	54,826,286
St. Jude Medical, Inc. (NON)	1,240,300	52,948,407
Synthes, Inc. (Switzerland)	233,200	29,069,094
Varian Medical Systems, Inc. (NON)	213,400	8,600,020
		444,726,025

Pharmaceuticals (43.1%)
Abbott Laboratories	1,005,500	56,659,925
Astellas Pharma, Inc. (Japan)	1,089,600	48,257,551
Barr Pharmaceuticals, Inc. (NON) (S)	841,300	44,858,116
Cephalon, Inc. (NON) (S)	230,700	19,150,407
Daiichi Sankyo Co., Ltd. (Japan)	1,594,200	43,752,079
Eli Lilly Co. (S)	1,340,939	78,605,844
GlaxoSmithKline PLC ADR (United Kingdom)	1,206,300	62,944,734
Jazz Pharmaceuticals, Inc. (FWC)(NON)	326,700	5,880,600
Johnson & Johnson	1,923,500	121,699,845
Mylan Laboratories, Inc. (S)	1,529,300	30,234,261
Novartis AG (Switzerland)	1,527,486	85,850,948
Ono Pharmaceutical Co., Ltd. (Japan)	256,200	14,694,133
Pfizer, Inc.	2,733,900	75,154,911
Roche Holding AG (Switzerland)	691,086	126,821,333
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	714,900	28,024,080
Wyeth (S)	1,752,700	101,376,168
		943,964,935

Total common stocks (cost $1,437,370,138)		$2,159,717,910

SHORT-TERM INVESTMENTS (7.6%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.08% to 5.46% and
due dates ranging from June 1, 2007 to July 30, 2007
(d)	$161,482,892	$161,185,826
Putnam Prime Money Market Fund (e)	4,769,239	4,769,239

Total short-term investments (cost $165,955,065)		$165,955,065

TOTAL INVESTMENTS

Total investments (cost $1,603,325,203)(b)		$2,325,672,975

FORWARD CURRENCY CONTRACTS TO BUY at 5/31/07 (aggregate face value $121,083,352) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Australian Dollar	$8,526,507	$8,417,063	7/18/07	$109,444
British Pound	51,525,749	50,163,967	6/20/07	1,361,782
Canadian Dollar	6,796,388	6,316,009	7/18/07	480,379
Danish Krone	12,423,360	12,169,916	6/20/07	253,444
Euro	44,625,203	44,016,397	6/20/07	608,806

Total				$2,813,855

FORWARD CURRENCY CONTRACTS TO SELL at 5/31/07 (aggregate face value $222,899,190) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

Swiss Franc	$182,385,552	$183,801,937	06/20/2007	$1,416,385
Japanese Yen	38,455,797	39,097,253	08/15/2007	641,456

Total				$2,057,841

NOTES

(a) Percentages indicated are based on net assets of $2,189,263,190.

(b) The aggregate identified cost on a tax basis is $1,639.375,689, resulting in gross unrealized appreciation and depreciation of $759,917,870 and $73,620,584, respectively, or net unrealized appreciation of $686,297,286.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at May 31, 2007.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At May 31, 2007, the value of securities loaned amounted to $156,871,138. The fund received cash collateral of $161,185,910 which is pooled with collateral of other Putnam funds into 47 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $237,008 for the period ended May 31, 2007. During the period ended May 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $225,224,356 and $229,698,779, respectively.

(FWC) Forward commitments.

At May 31, 2007, liquid assets totaling $5,880,600 have been designated as collateral for open forward commitments.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, American Depository Shares, Global Depository Receipts or Global Depository Shares, respectively, representing ownership of foreign securities on deposit with a custodian bank.

Distribution of investments by country of issue at May 31, 2007: (as a percentage of Portfolio Value)

Israel	1.3
Japan	4.9
Switzerland	14.3
United Kingdom	2.9
United States	76.6

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Health Sciences Trust By (Signature and Title): /s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: July 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: July 26, 2007